Variable Interest Entities - Summary of Sale and Leaseback Arrangements (Details) $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
West Taurus
Variable Interest Entity [Line Items]
Effective from	Nov 2008
Sale value (In $ millions)	$ 850
First repurchase option (In $ millions)	$ 418
Month of first repurchase option	February 2015
Last repurchase option (In $ millions)	$ 149	[1]
Last repurchase option (In $ millions)	November 2023	[1]
West Hercules
Variable Interest Entity [Line Items]
Effective from	Oct 2008
Sale value (In $ millions)	$ 850
First repurchase option (In $ millions)	$ 580
Month of first repurchase option	August 2011
Last repurchase option (In $ millions)	$ 135	[1]
Last repurchase option (In $ millions)	August 2023	[1]
West Linus
Variable Interest Entity [Line Items]
Effective from	June 2013
Sale value (In $ millions)	$ 600
First repurchase option (In $ millions)	$ 370
Month of first repurchase option	June 2018
Last repurchase option (In $ millions)	$ 170	[1]
Last repurchase option (In $ millions)	June 2028	[1]
Repurchase obligation	$ 100

[1]	Ship Finance has a right to require the Company to purchase the West Linus rig on the 15th anniversary for the price of $100 million if the Company doesn’t exercise the final repurchase option.